Note 19 - Asset Acquisition (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 07, 2018	Dec. 31, 2018	Dec. 31, 2017
Payments to Acquire Buildings	$ 1,300	$ 1,269